Cover	Apr. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43262
Entity Registrant Name	Quantum Leap Acquisition Corp
Entity Central Index Key	0002102155
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Willow Workplace Menlo Park
Entity Address, Address Line Two	80 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	444-4105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one redeemable warrant
Trading Symbol	QLEPU
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	QLEP
Security Exchange Name	NYSE
Warrants, each exercisable for one Class A ordinary share, and the conversion of any working capital loans into equity, if elected by the Sponsor
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share, and the conversion of any working capital loans into equity, if elected by the Sponsor
Trading Symbol	QLEPW
Security Exchange Name	NYSE